Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

As at	December 31, 2022	December 31, 2021
Balance, beginning of year	$5,153	$5,039
Adjustment to goodwill on business acquisition	—	147
Goodwill included in dispositions	—	(13)
Reclassified to assets held for sale (note 5)	(226)	—
Foreign exchange translation	323	(20)
Balance, end of year	$5,250	$5,153